Label	Element	Value
Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Risk/Return [Heading]	oef_RiskReturnHeading	Eaton Vance Intermediate Municipal Income ETF
Expense Narrative [Text Block]	oef_ExpenseNarrativeTextBlock

The Annual Fund Operating Expenses table under the section of the Prospectus entitled "Fund Summary—Eaton Vance Intermediate Municipal Income ETF—Fees and Expenses—Annual Fund Operating Expenses" is hereby deleted in its entirety and replaced with the following:

Operating Expenses Caption [Optional Text]	oef_OperatingExpensesCaption	Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination	oef_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Feb. 01, 2026
Expense Example Narrative [Text Block]	oef_ExpenseExampleNarrativeTextBlock

The Example table under the section of the Prospectus entitled "Fund Summary—Eaton Vance Intermediate Municipal Income ETF—Fees and Expenses—Example" is hereby deleted in its entirety and replaced with the following:

Expense Example Closing [Text Block]	oef_ExpenseExampleClosingTextBlock	Please retain this supplement for future reference.
Eaton Vance Intermediate Municipal Income ETF | Eaton Vance Intermediate Municipal Income ETF
Prospectus [Line Items]	oef_ProspectusLineItems
Management Fees (as a percentage of Assets)	oef_ManagementFeesOverAssets	0.29%
Other Expenses (as a percentage of Assets):	oef_OtherExpensesOverAssets	0.00%
Expenses (as a percentage of Assets)	oef_ExpensesOverAssets	0.29%	[1]
Fee Waiver or Reimbursement	oef_FeeWaiverOrReimbursementOverAssets	(0.19%)	[1]
Net Expenses (as a percentage of Assets)	oef_NetExpensesOverAssets	0.10%	[1]
Expense Example, with Redemption, 1 Year	oef_ExpenseExampleYear01	$ 10
Expense Example, with Redemption, 3 Years	oef_ExpenseExampleYear03	$ 74

[1]	The Adviser has agreed to reduce its management fee so that Total Annual Fund Operating Expenses, excluding the distribution fees, if any, brokerage expenses, acquired fund fees and expenses, taxes, interest, litigation expenses, and other extraordinary expenses, including the costs of proxies, not incurred in the ordinary course of the Fund's business, will not exceed 0.10%. The fee waiver will continue until February 1, 2026 or until such time as the Board of Trustees of Morgan Stanley ETF Trust acts to discontinue all or a portion of such waiver when it deems such action is appropriate. It is expected that the duration of the fee waiver will not be extended. Total Annual Fund Operating Expenses After Fee Waiver has been restated to reflect the fee waiver effective on October 1, 2024.